Capital Lease Obligations (Details Narrative) - USD ($)	1 Months Ended
	Sep. 30, 2019	Jun. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Effective interest rate		12.00%	12.00%
Monthly payment	$ 941
Capital Lease Obligations		$ 31,641	$ 35,297
Equipment with carrying value		$ 53,600	$ 63,747